Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net income (numerator), basic and diluted	$ 6,927	$ 41,000	$ 33,421
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	59,011,396	58,934,912	58,313,467
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	81,408	140,554	465,560
Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	59,092,804	59,075,466	58,779,027
Net income per share-basic	$ 0.12	$ 0.70	$ 0.57
Net income per share-diluted	$ 0.12	$ 0.69	$ 0.57